Financial instruments - additional disclosures (Details 5) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (14)	$ (131)
Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(88)	(232)
Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(91)	(55)
Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(389)	(704)
Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(193)	(186)
Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(389)	(936)
Level 2 of fair value hierarchy [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(91)	(55)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(91)	(55)
Level 3 of fair value hierarchy [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(14)	(131)
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(88)	(232)
Level 3 of fair value hierarchy [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(389)	(704)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(102)	(131)
Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (389)	$ (936)